Leases	12 Months Ended
Sep. 30, 2022
Leases
Leases

21. Leases

Leases as lessee

The Group leases several assets including buildings and IT equipment. The average lease term for buildings is 5 years and for IT equipment is 3 years. Information about leases for which the Group is a lessee is presented below.

The Group leases a laboratory and IT equipment which is a short term and/or leases of low-value items. The Group has elected not to recognise right-of-use assets and lease liabilities for these leases. At 30 September 2022, the Group is committed $0.003m for short-term leases.

Right-of-use assets

	Land &	IT
	buildings	equipment	Total
	$'000	$'000	$'000
Cost
At 1 October 2019	—	—	—
Additions	—	—	—
Foreign exchange on translation	—	—	—
At 30 September 2020	—	—	—
At 1 October 2020	—	—	—
Additions	—	—	—
Foreign exchange on translation	—	—	—
At 30 September 2021	—	—	—
At 1 October 2021	—	—	—
Additions	7,597	704	8,301
Foreign exchange on translation	(1,321)	—	(1,321)
At 30 September 2022	6,276	704	6,980
Depreciation
At 1 October 2019	—	—	—
Charge	—	—	—
Foreign exchange on translation	—	—	—
At 30 September 2020	—	—	—
At 1 October 2020	—	—	—
Charge	—	—	—
Foreign exchange on translation	—	—	—
At 30 September 2021	—	—	—
At 1 October 2021	—	—	—
Charge	(841)	(82)	(923)
Foreign exchange on translation	80	2	82
At 30 September 2022	(761)	(80)	(841)
Net Book Value
At 30 September 2022	5,515	624	6,139
At 30 September 2021	—	—	—
At 30 September 2020	—	—	—

Lease liability

	2022	2021	2020
	$'000	$'000	$'000
Current liabilities
Lease liabilities	1,154	—	—

Non-current liabilities
Lease liabilities	6,681	—	—
	7,835	—	—

Amounts recognised in profit or loss

	2022	2021	2020
	$'000	$'000	$'000

Depreciation expense on right of use assets	923	—	—
Interest on lease liabilities	221	—	—
Expense relating to short-term leases	12	9	—

Total	1,156	9	—

Amounts recognised in statement of cash flows

	2022	2021	2020
	$'000	$'000	$'000

Total cash outflow for leases	(657)	—	—

Total	(657)	—	—